ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	JUNE 30, 2013	DECEMBER 31, 2012
	(in thousands)
Accounts payable	$1,405	$1,752
Accrued compensation and benefits	814	834
Accrued expenses	2,297	2,686

	$4,516	$5,272

12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	DECEMBER 31,
	2012	2011
	(in thousands)
Accounts payable	$1,752	$767
Accrued expenses	2,686	2,457
Accrued compensation and benefits	834	525

	$5,272	$3,749